Concentration Risks (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Institutions	Dec. 31, 2019 USD ($) Institutions	Dec. 31, 2018 USD ($)
Concentration Risk [Line Items]
Revenues	$ 749,890,000	$ 673,803,000	$ 690,175,000
TLBB [Member]
Concentration Risk [Line Items]
Revenues	309,700,000
Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Revenues	$ 88,300,000
Customer Risk [Member] | Total Revenue [Member]
Concentration Risk [Line Items]
Description of concentration risk for operation risk	For the years ended December 31, 2020, 2019 and 2018, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.	For the years ended December 31, 2020, 2019 and 2018, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.	For the years ended December 31, 2020, 2019 and 2018, there were no revenues from customers that individually represent greater than 10% of the total online advertising revenues.
Revenues from customers that individually represent greater than 10% of total advertising revenues	$ 0	$ 0	$ 0
Product Risk [Member] | TLBB [Member]
Concentration Risk [Line Items]
Revenues	309,700,000
Product Risk [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Revenues	$ 88,300,000
Product Risk [Member] | Total Revenue [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	41.00%
Product Risk [Member] | Total Revenue [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	12.00%
Product Risk [Member] | Total Revenue [Member] | Changyou [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	56.00%
Product Risk [Member] | Total Revenue [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	16.00%
Product Risk [Member] | Online Game Revenue [Member] | Changyou [Member] | TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	58.00%
Product Risk [Member] | Online Game Revenue [Member] | Changyou [Member] | Legacy TLBB Mobile [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	16.00%
Credit risk [Member] | Cash and cash equivalents and short-term investments [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	95.00%	89.00%
Number of financial institutions cash and cash equivalents concentrated held in | Institutions	22	23
Maximum percentage of Sohu's cash and bank deposits in any single financial institution	59.00%	19.00%